CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Stock options granted	Other	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Beginning balances at Dec. 31, 2019	R$ 9,269,281	R$ (33,735)	R$ 5,979	R$ 6,410,885	R$ (218,265)		R$ 317,144				R$ 2,221,341		R$ 17,972,630	R$ 115,339	R$ 18,087,969
Total comprehensive income
Net income (loss) for the year												R$ (10,724,828)	(10,724,828)	9,893	(10,714,935)
Other comprehensive income for the year											(20,743)		(20,743)		(20,743)
Transactions with shareholders:
Loss absorption				R$ (6,410,885)			(317,144)					6,728,029
Stock options granted			4,633										4,633		4,633
Realization of fair value attributable to non-controlling interest														(19,676)	(19,676)
Unclaimed dividends forfeited												130	130		130
Internal changes in equity:
Realization of deemed cost, net of taxes											(70,654)	70,654
Ending balances at Dec. 31, 2020	9,269,281	(33,735)	10,612		(218,265)						2,129,944	(3,926,015)	7,231,822	105,556	7,337,378
Total comprehensive income
Net income (loss) for the year												8,626,386	8,626,386	9,146	8,635,532
Other comprehensive income for the year											125,478		125,478		125,478
Transactions with shareholders:
Stock options granted			4,843										4,843		4,843
Unclaimed dividends forfeited									R$ 49				49		49
Proposed minimum mandatory dividends												(913,111)	(913,111)		(913,111)
Additional proposed dividend										R$ 86,889		(86,889)
Fair value attributable to non-controlling interests														(15,039)	(15,039)
Internal changes in equity:
Constitution of reserves						R$ 812,909	235,019	R$ 2,513,663	279,295			(3,840,886)
Realization of deemed cost, net of taxes											(140,515)	140,515
Ending balances at Dec. 31, 2021	9,269,281	(33,735)	15,455		(218,265)	812,909	235,019	2,513,663	279,344	86,889	2,114,907		15,075,467	99,663	15,175,130
Total comprehensive income
Net income (loss) for the year												23,381,617	23,381,617	13,270	23,394,887
Other comprehensive income for the year											(262,382)		(262,382)		(262,382)
Transactions with shareholders:
Stock options granted			5,335										5,335		5,335
Shares granted			(2,365)		2,365
Shares repurchased					(1,904,424)								(1,904,424)		(1,904,424)
Unclaimed dividends forfeited												2,308	2,308		2,308
Proposed additional dividend payment								(719,903)	(80,000)				(799,903)		(799,903)
Payment of supplementary dividends								(97)		R$ (86,889)			(86,986)		(86,986)
Proposed minimum mandatory dividends												(2,256,367)	(2,256,367)		(2,256,367)
Additional proposed dividend												(93,633)	(93,633)		(93,633)
Fair value attributable to non-controlling interests														(7,600)	(7,600)
Internal changes in equity:
Constitution of reserves						66,871	1,169,080	17,937,885	1,993,098			(21,166,934)
Reversal of the tax incentive reserve						(502)		502
Realization of deemed cost, net of taxes											(133,009)	R$ 133,009
Ending balances at Dec. 31, 2022	R$ 9,269,281	R$ (33,735)	R$ 18,425		R$ (2,120,324)	R$ 879,278	R$ 1,404,099	R$ 19,732,050	R$ 2,192,442		R$ 1,719,516		R$ 33,061,032	R$ 105,333	R$ 33,166,365